ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY (Condensed Statements of Operations) (Details)	1 Months Ended	12 Months Ended
	Jun. 22, 2017 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenue		¥ 25,042,613,341	$ 3,642,297,046	¥ 26,472,943,454	¥ 21,400,638,092
Cost of revenues		(21,528,868,419)	(3,131,244,043)	(23,481,375,053)	(17,531,299,173)
Gross profit		3,513,744,922	511,053,003	2,991,568,401	3,869,338,919
Total operating expenses		(2,868,818,098)	(417,252,288)	(2,666,306,172)	(2,520,235,769)
Other income	¥ 1,709,592	5,318,405		1,351,317
Income from operations		644,926,824	93,800,715	325,262,229	1,349,103,150
Share of income from subsidiaries and affiliates		2,609,853	379,587	(2,055,669)
Interest (expenses)/income, net		(295,692,041)	(43,006,624)	(245,529,598)	(359,296,332)
Exchange gain/(loss)		33,681,095	4,898,712	(114,344,622)	208,811,416
Income from continuing operations before income taxes		407,375,203	59,250,265	148,875,037	1,247,722,561
Income tax expenses		(4,409,523)	(641,339)	(4,628,003)	(257,487,006)
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders		406,478,694	59,119,872	141,705,689	1,826,709,975
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net revenue				0	0
Cost of revenues				0	0
Gross profit				0	0
Total operating expenses		(2,267,582)	(329,806)	(3,139,147)	(9,937,095)
Other income		6,249,651	908,974	8,825,212	3,214,433
Income from operations		3,982,069	579,168	5,686,065	(6,722,662)
Share of income from subsidiaries and affiliates		348,543,952	50,693,615	124,171,093	1,949,659,745
Interest (expenses)/income, net		(722)	(105)	(1,563,985)	4,089,083
Exchange gain/(loss)		53,953,395	7,847,196	13,412,516	(10,073,699)
Change in fair value of convertible senior notes and capped call option		0	0	0	(110,242,492)
Income from continuing operations before income taxes		406,478,694	59,119,874	141,705,689	1,826,709,975
Income tax expenses		0	0	0	0
Net income attributable to JinkoSolar Holding Co., Ltd.'s ordinary shareholders		¥ 406,478,694	$ 59,119,874	¥ 141,705,689	¥ 1,826,709,975